Loans, allowance for loan losses and credit quality (Details 6) SFr in Millions	12 Months Ended
	Dec. 31, 2015 CHF (SFr) contract	Dec. 31, 2014 CHF (SFr) contract	Dec. 31, 2013 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	11	6
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 222	SFr 294	SFr 28
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 225	SFr 242	SFr 25
Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 13	SFr 4	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 13	SFr 4	SFr 0
Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Consumer finance
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 1
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	13	10	5
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 207	SFr 290	SFr 27
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 210	SFr 238	SFr 25
Restructured loans, subsequently defaulted, Number of contracts | contract	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 65
Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	11	6
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 222	SFr 294	SFr 28
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 225	SFr 242	SFr 25
Bank | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 13	SFr 4	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 13	SFr 4	SFr 0
Bank | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Bank | Consumer finance
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 1
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Bank | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	13	10	5
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 207	SFr 290	SFr 27
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 210	SFr 238	SFr 25
Restructured loans, subsequently defaulted, Number of contracts | contract	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 65
Bank | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 2	SFr 0	SFr 0